Related Party Transactions (Details) - AutoLotto, Inc. [Member] - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Borrowings amount	$ 4,699	$ 13,000	$ 13,000
Initial expenses			100,000
On-going expenses			$ 5,000